Additional information: condensed financial statements of the Company (Tables)	12 Months Ended
Dec. 31, 2022
Additional information: condensed financial statements of the Company
Schedule of Condensed balance sheets of the parent company

	2021	2022
	RMB’000	RMB’000
ASSETS
Non‑current assets
Investments in subsidiaries and due from subsidiaries	—	—
Current assets
Other receivables, deposits and prepayments	—	—
Cash and cash equivalents	5,250	84
	5,250	84
Total assets	5,250	84
EQUITY AND LIABILITIES
Equity attributable to owners of the Company
Share capital and treasury shares	(1,554)	(1,397)
Other reserves	(42,434)	(72,728)
Total equity	(43,988)	(74,125)
LIABILITIES
Non‑current liabilities
Convertible note	38,059	—
	38,059	64,565
Current liabilities
Accruals, other payables and provisions	11,179	9,644
Convertible note	—	64,565
	11,179	74,209
Total liabilities	49,238	74,209
Total equity and liabilities	5,250	84

Schedule of Condensed statements of comprehensive income of the parent company

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Loss from subsidiaries	(140,096)	(469,724)	(30,294)
Selling expenses	(1,228)	(511)	—
General and administrative expenses	(103,982)	(47,188)	(34,575)
Finance income	—	—	5,269
Finance costs	—	(338)	—
Other loss, net	—	(6,968)	(7)
Fair value loss of convertible note	(1,599)	(4,240)	(26,506)
Loss before income tax	(246,905)	(528,969)	(86,113)
Income tax expense	—	—	—
Loss for the year	(246,905)	(528,969)	(86,113)
Other comprehensive income/(loss):
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(731)	574	(665)
Total other comprehensive income/(loss) for the year, net of tax	(731)	574	(665)
Total comprehensive loss for the year	(247,636)	(528,395)	(86,778)

Schedule of Condensed statements of cash flows of the parent company

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Net cash used in operating activities	(76,639)	(6,250)	(88,987)
Net cash used in investing activities	(8,372)	—	—
Net cash generated from financing activities	30,953	—	94,153
Net increase/(decrease) in cash and cash equivalents	(54,058)	(6,250)	(5,166)
Cash and cash equivalents at beginning of the year	65,558	11,500	5,250
Cash and cash equivalents at end of the year	11,500	5,250	84